Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

13.      SUBSEQUENT EVENTS

Pratt Barndollar resigned as a Director of the Company on March 22, 2012 and  Mr. Barndollar’s service contract simultaneously terminated with such resignation.  The Board of Directors of the Company has agreed that Mr. Barndollar will retain the right to exercise his 100,000 stock options until their expiration date.